Offerings - Offering: 1	Jun. 20, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	22,451,224
Proposed Maximum Offering Price per Unit	41.065
Maximum Aggregate Offering Price	$ 921,959,513.56
Fee Rate	0.01531%
Amount of Registration Fee	$ 141,152
Offering Note
(1)
This prospectus supplement relates to the offer and resale or other distribution by the selling stockholder identified herein of up to 22,451,224 shares of common stock, $0.001 par value per share (“common stock”), of Celsius Holdings, Inc., a Nevada corporation (the “Registrant”). In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant’s Registration Statement on Form
S-3ASR
(File No. 333-279461) (the “Registration Statement”) shall be deemed to cover any additional shares of common stock to be offered or issued from stock splits, stock dividends, recapitalizations, or similar transactions with respect to the common stock being registered.

(2)
Estimated solely for purposes of calculating the registration fee in accordance with Rules 457(c) of the Securities Act and based upon the average of the high and low sales prices of a share of common stock as reported on the Nasdaq Capital Market on June 13, 2025.

(3)	Calculated in accordance with Rules 456(b) and 457(r) under the Securities Act. Represents payment herewith of registration fees previously deferred in connection with the Registration Statement.